Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

16. Subsequent Events

In February 2026 the Company declared a quarterly dividend of $0.14 per share for the fourth quarter of 2025, which was paid on March 16, 2026, to shareholders of record on March 10, 2026.